CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Statement [Abstract]
Cost of revenues from related party	$ 350,987